Acquisitions and dispositions (Details 5) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 01, 2014	Mar. 31, 2015 JPY (¥) ¥ / shares	Mar. 31, 2014 JPY (¥) ¥ / shares	Mar. 31, 2013 JPY (¥) ¥ / shares
Business Acquisition [Line Items]
Common stock, stock split	2
Mitsubishi Materials C.M.I. Corporation ("CMI") and Honda Elesys Co., Ltd. ("Elesys")
Business Acquisition [Line Items]
Pro forma net sales			¥ 928,910	¥ 755,775
Pro forma net income			¥ 57,656	¥ 9,428
Pro forma net income attributable to Nidec Corporation per share
Basic | ¥ / shares			¥ 211.91	¥ 34.99
Diluted | ¥ / shares			¥ 198.27	¥ 32.50
Gerte- und Pumpenbau GmbH Dr. Eugen Schmidt ("GPM")
Business Acquisition [Line Items]
Pro forma net sales		¥ 1,065,579	¥ 909,356
Pro forma net income		¥ 77,253	¥ 56,795
Pro forma net income attributable to Nidec Corporation per share
Basic | ¥ / shares		¥ 276.03	¥ 208.75
Diluted | ¥ / shares		¥ 260.22	¥ 195.30
Selling, General and Administrative Expenses
Business Acquisition [Line Items]
Business acquisition, Acquisition-related cost		¥ 559